EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2023
EARNINGS PER SHARE
EARNINGS PER SHARE

18.  EARNINGS PER SHARE

Accounting policy:

a)     Basic earnings per share

Basic earnings per share is calculated by dividing:

i.          the profit attributable to the company's owners, excluding equity servicing costs other than common stock;

ii.        and the weighted average number of outstanding common shares during the year, adjusted for bonuses paid with common shares issued during the year and, if applicable, excluding treasury shares.

  b)     Diluted earnings per share

Diluted earnings per share adjusts the values used in determining basic earnings per share to account for:

i.          the after-tax effect on interest income and other financing costs related to potentially dilutive common stock;

ii.        the weighted average number of additional shares of common stock that would be outstanding if all potentially dilutive shares of common stock were converted;

iii.       and the weighted average number of additional shares of common stock that would be outstanding if all potentially dilutive shares of common stock were converted.

Basic earnings per share is calculated by dividing net income by the weighted average number of common shares outstanding during the period. Earnings per share after potentially dilutive instruments is computed by adjusting earnings and the number of shares for the impact of potentially dilutive instruments.

The following table presents the calculation of earnings per share (in thousands of reais, except for amounts per share):

Basic and diluted - Continued operation
	12/31/2023	12/31/2022 (Reclassified)	12/31/2021
Income attributable to holders of common shares of Company used in calculating basic earnings per share	1,078,737	1,158,852	6,312,140
Diluting effect of the share-based plan of subsidiaries	(814)	(1,739)	(5,249)
Company used in the calculation of diluted earnings per share	1,077,923	1,157,113	6,306,891

Weighted average number of common shares outstanding - basic (in thousands of shares)
Basic	1,867,005	1,869,077	1,834,533
Dilutive effect of the share-based plan	7,341	5,503	4,687
Diluted	1,874,346	1,874,580	1,839,220

Earnings per share
Basic	R$0.5778	R$0.6200	R$3.4407
Diluted	R$0.5751	R$0.6173	R$3.4291
Basic and diluted - Discontinued operation

	12/31/2023	12/31/2022	12/31/2021
Net income attributable to holders of common shares of Company used in calculating basic earnings per share	15,654	17,180	—
Weighted average number of common shares outstanding - basic (in thousands of shares)
Basic	1,867,005	1,869,077	—
Dilutive effect of the share-based plan	7,341	5,503	—
Diluted	1,874,346	1,874,580	—
Earnings per share
Basic	R$0.0084	R$0.0092	—
Diluted	R$0.0084	R$0.0092	—

Diluting instruments

The Company and its subsidiaries have two categories of possible dilutive effects: stock grants and put options. For stock grants, a calculation is performed to determine the impact of dilution on the profit attributable to the Parent Company's shareholders as a result of the exercise of stock grants in subsidiaryies. It is assumed that the put option was converted into common stock, and the profit attributable to the Parent Company's shareholders is adjusted accordingly.

Anti-dilution instruments

In the year ended December 31, 2023, 12,269,677 (61,540,876 as of December 31, 2022 and 45,765,000 as of December 31, 2021) shares related to the Company's stock option plan were considered in the earnings per share analysis, but did not affect calculations, as they increase earnings per share.